Other current liabilities	12 Months Ended
Dec. 31, 2024
Other Current Liabilities [Abstract]
Other current liabilities	Other current liabilities
The composition of other current liabilities as of 31 December 2024 and 31 December 2023 is as follows:

	31 December 2024	31 December 2023
Unpaid salary and salary related expenses	14,465	31,340
Accrued interest	428	3,333
Accrued vacation leave	6,631	6,075
Employee incentive plan	—	659
Accrued royalties	15,858	5,001
Accrued profit sharing	12,604	—
Accrued other expenses	9,418	16,312
	59,404	62,720